FINANCIAL INSTRUMENTS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Trade receivables, gross
Current	86.3	110.7		100.9
Past due 1-30 days	7.3	6.7		13.6
Past due 31-90 days	0.2	3.6		0.3
Past due over 90 days	0.9	0.9		0.3
Trade receivables, gross	94.7	121.9		115.1
Allowance for doubtful accounts	(2.2)	0	(2.0)	(2.0)	(3.0)
Trade receivables, net	92.5	121.9		113.1
Other receivables, including sales tax recoverables	21.5	18.9		21.8
Accounts receivable (note 11)	114.0	140.8		134.9	120.6	101.5	221.7